UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C.  20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES
Investment  Company  Act  file  number     811-3906
                                           --------

     PC&J  Performance  Fund
     -----------------------
     (Exact  name  of  registrant  as  specified  in  charter)

     120  West  Third  Street,  Suite  300,  Dayton,  OH  45402
     ----------------------------------------------------------
     (Address  of  principal  executive  offices)          (Zip  code)

     PC&J  Service  Corp.,  120  West Third Street, Suite 300, Dayton, OH  45402
     ---------------------------------------------------------------------------
     (Name  and  address  of  agent  for  service)

Registrant's  telephone  number,  including  area  code:          937-223-0600
                                                                  ------------

Date  of  fiscal  year  end:     12-31
                                 ----------

Date  of  reporting  period:     12-31-2002
                                 ----------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information
under  the  clearance  requirements  of  44  U.S.C.   3507.

ITEM  1.  REPORTS  TO  STOCKHOLDERS.

PC&J  PERFORMANCE  FUND
-----------------------

 ANNUAL  REVIEW

Unaudited

INTRODUCTION

The PC&J Performance Fund is a registered investment company under the Investment Company Act of 1940. The enclosed 2002 Annual Report is for your information and is provided to you in compliance with ongoing Securities and Exchange Commission regulations. Please give us a call if you have any questions.

MANAGEMENT  REVIEW  AND  ANALYSIS

Last year marked a continuation of the problems that the stock market has been dealing with - overcapacity in industrial America, widespread corporate corruption, and worsening geo-political tensions. The result was the third consecutive year of losses and a market where there was no place to hide. Declines were sharp in all sectors - growth or value, large or small, it made no difference. The appearance of a washout in the market, coupled with the strong rally from the October lows, should have signaled the end of the bear market. We believe whether it did or not depends on when and what happens in Iraq.

A revival in manufacturing and business capital spending are what the economy needs to get back on a sustained growth track. The question is will it occur fast enough in light of a slowdown in the growth of consumer spending. The seemingly imminent war with Iraq has been (and continues to be) a legitimate excuse for businesses to delay their spending plans. All these issues contributed to a sub-par economy, which caused the return of the S&P 500 index to fall 22.1%. Last year's results even turned the 5-year average annual return negative.


                          AVERAGE ANNUAL TOTAL RETURNS


                              1 Year   5 Years   10 Years

Performance Fund . . . . . .  -23.33%    -3.24%      6.90%

S&P 500 Index                 -22.12%    -0.60%      9.34%


The Performance Fund ended 2002 with a -23.3% return. As interest rates stayed low all year and even declined further in the fall, we maintained a portfolio that would, for the most part, benefit from a cyclical recovery in the economy. Beginning in the second half of the year, however, we began to temper our expectations for economic recovery as the fundamentals of the economy continued to be weaker than expected. We began adding less cyclical stocks to the portfolio such as General Mills Inc. (food products), SLM Corp. (student loans), and Comcast Corp. (cable television). In expectation of a slowdown in the growth of consumer spending, we sold our positions in such retailing stocks as Target Corporation and Home Depot.
In prior years, we have written about the primary long-term trend of corporations continuing to invest in information technology in order to improve productivity and sustain a competitive advantage. We believe that on a longer-term basis that trend is still intact. However, the recession has left such a large amount of over-capacity in technology and telecommunications area that we continue to hold only about a market weighting in those areas. As true as it has been in markets past, it is true today - stocks are most attractive when the news is bad and prices are down and most unattractive when the news is rosy and prices are soaring. Many companies are not nearly as troubled as the depressed market average might otherwise suggest. However, before the market can have a sustained recovery from these doldrums, investors must begin to sense an improvement in economic fundamentals, which ultimately will drive prices higher.



GROWTH  OF  $10,000  INVESTMENT


      PERFORMANCE  S&P 500
        GROWTH     GROWTH
1992       10,000   10,000
1993       11,430   11,010
1994       11,521   11,153
1995       14,141   15,336
1996       16,941   18,860
1997       22,969   25,159
1998       30,266   32,354
1999       35,421   39,149
2000       30,887   35,586
2001       25,408   31,351
2002       19,480   24,416


TOTAL RETURNS AND THE GROWTH OF A $10,000 INVESTMENT ARE BASED ON PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE PERFORMANCE. THE VALUE OF YOUR SHARES WILL FLUCTUATE AND WILL BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST AT THE TIME OF REDEMPTION. THE RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

PC&J  PERFORMANCE  FUND
-----------------------

SCHEDULE  OF  INVESTMENTS
DECEMBER  31,  2002




                                     PERCENT OF   NUMBER OF    MARKET
SECURITY                             NET ASSETS    SHARES      VALUE


COMMON STOCKS

Consumer discretionary: . . . . . .        15.8%
 AOL Time Warner Inc. (1)                            40,200  $  526,620
 Black & Decker Corp.                                14,000     600,460
 Comcast Corp. Cl A (1)                              43,000   1,013,080
 Disney, Walt Co.                                    13,000     212,030
 Fortune Brands Inc.                                  7,200     334,872
 Omnicom Group Inc.                                   8,000     516,800
 Toll Brothers Inc. (1)                              28,000     565,600
 Viacom Inc. Cl B (1)                                22,000     896,720
 Wal Mart Stores Inc.                                15,000     757,650

                                                              5,423,832

Consumer staple:. . . . . . . . . .         9.3
 Avon Products Inc.                                   9,000     484,830
 Clorox Company                                      23,000     948,750
 General Mills Inc.                                  25,600   1,201,920
 Sara Lee Corp.                                      25,675     577,944

                                                              3,213,444

Energy: . . . . . . . . . . . . . .         6.5
 Exxon Mobil Corp.                                   25,346     885,589
 Royal Dutch Pete Co.                                21,000     924,420
 Schlumberger Ltd.                                   10,000     420,900

                                                              2,230,909

Financial services: . . . . . . . .        16.9
 American Express Co.                                25,200     890,820
 American International Group Inc.                   13,534     782,942
 Citigroup Inc.                                      25,000     879,750
 Commerce Bancorp NJ                                 21,500     928,585
 Merrill Lynch & Co. Inc.                            18,500     702,075
 SLM Corp.                                            3,500     363,510
 Washington Mutual Inc.                              15,000     517,950
 Wells Fargo & Co.                                   16,000     749,920

                                                              5,815,552

Healthcare: . . . . . . . . . . . .         9.6
 Pfizer Inc.                                         17,000     519,690
 Quest Diagnostics Inc. (1)                          19,000   1,081,100
 Schering Plough Corp.                               25,500     566,100
 United Healthcare Corp.                             13,500   1,127,250

                                                              3,294,140


See  notes  to  financial  statements.

PC&J  PERFORMANCE  FUND
-----------------------

SCHEDULE  OF  INVESTMENTS  (Continued)
DECEMBER  31,  2002




                                     PERCENT OF   NUMBER OF    MARKET
SECURITY                             NET ASSETS    SHARES       VALUE



Industrials:. . . . . . . . . . . .         9.1%
 Caterpillar Inc.                                    12,000  $   548,640
 General Electric Co.                                30,800      749,980
 Raytheon Company                                    45,000    1,383,750
 United Technologies Corp.                            7,000      433,580

                                                               3,115,950

Materials:. . . . . . . . . . . . .         5.8
 Alcoa Inc.                                          29,800      678,844
 International Paper Co.                             16,000      559,520
 3M Company                                           6,000      739,800

                                                               1,978,164

Technology: . . . . . . . . . . . .        11.8
 Cisco Systems Co., Inc. (1)                         37,500      490,875
 Dell Computer Corp. (1)                             20,000      535,600
 Intel Corp.                                         20,000      311,400
 L-3 Communications Hldgs. Inc. (1)                  20,000      898,200
 LSI Logic Corp. (1)                                 20,000      115,400
 Microsoft Corp. (1)                                 21,000    1,085,910
Sungard Data Systems Inc. (1)                        14,000      329,840
 Texas Instruments Inc.                              19,000      285,190

                                                               4,052,415

Telecommunications: . . . . . . . .         3.9
 Nokia Corp.                                         24,500      379,750
 Verizon Communications                              25,000      968,750

                                                               1,348,500

Unit trusts:. . . . . . . . . . . .         6.7
 Nasdaq 100 Trust Series I (1)                       33,000      805,530
 S&P 500 SPDR TR                                     10,000      882,900
 IShares Tr S&P Smlcp Value                           8,500      617,525

                                                  2,305,955




TOTAL COMMON STOCKS
 (Cost $32,041,644) . . . . . . . .        95.4               32,778,861


See  notes  to  financial  statements.

PC&J  PERFORMANCE  FUND
-----------------------

SCHEDULE  OF  INVESTMENTS  (Concluded)
DECEMBER  31,  2002



                                      PERCENT OF   PRINCIPAL    MARKET
SECURITY                              NET ASSETS    AMOUNT       VALUE




SHORT-TERM OBLIGATIONS . . . . . . .         4.7%
 First American Treasury Obligation                   30,958  $    30,958
 Federal Prime Obligations MMF                     1,600,000    1,600,000

TOTAL SHORT-TERM OBLIGATIONS
 (Cost $1,630,958)                                              1,630,958
                                                              -----------



TOTAL INVESTMENTS
 (Cost $33,672,602) (2). . . . . . .       100.1%             $34,409,819



(1)  Non-income  producing  security.
(2)  Cost  for  federal  income  tax  purposes  is $33,710,223, and differs from
market  value  by  net  unrealized  appreciation   (See  Note  D)

See  notes  to  financial  statements.

 PC&J  PERFORMANCE  FUND
------------------------

STATEMENT  OF  ASSETS  AND  LIABILITIES
DECEMBER  31,  2002




ASSETS:
Investments in securities, at market value
 (Cost basis - $33,672,602) (Notes A & D) . . . . . . . . . . .  $34,409,819

Receivables:
            Dividends and interest. . . . . . . . . . . . . . .       38,011
            Fund shares sold. . . . . . . . . . . . . . . . . .        3,146

            Total receivables . . . . . . . . . . . . . . . . .       41,157



Total assets. . . . . . . . . . . . . . . . . . . . . . . . . .   34,450,976


LIABILITIES:
Payables:
            Accrued expenses (Note B) . . . . . . . . . . . . .       44,749
            Fund shares redeemed. . . . . . . . . . . . . . . .       19,725

            Total payables. . . . . . . . . . . . . . . . . . .       64,474


NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . . . . .  $34,386,502


SHARES OUTSTANDING  (Unlimited authorization - no par value):
 Beginning of year. . . . . . . . . . . . . . . . . . . . . . .    1,771,502
 Net decrease (Note C). . . . . . . . . . . . . . . . . . . . .      (48,212)

 End of year. . . . . . . . . . . . . . . . . . . . . . . . . .    1,723,290


NET ASSET VALUE, offering price and redemption price per share.  $     19.95


NET ASSETS CONSIST OF:
 Paid in capital. . . . . . . . . . . . . . . . . . . . . . . .  $34,185,354
 Net unrealized appreciation. . . . . . . . . . . . . . . . . .      737,217
 Accumulated net realized loss on investments . . . . . . . . .     (536,069)

 Net Assets . . . . . . . . . . . . . . . . . . . . . . . . . .  $34,386,502

See  notes  to  financial  statements.

PC&J  PERFORMANCE  FUND
-----------------------

STATEMENT  OF  OPERATIONS
FOR  THE  YEAR  ENDED  DECEMBER  31,  2002


INVESTMENT INCOME (Note A):
 Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . .  $    498,984
 Interest . . . . . . . .             . . . . . . . . . . . . . .        33,186

Total investment income . . . . . . . . . . . . . . . . . . . . .       532,170

EXPENSES (Note B):
 Investment advisory fee. . . . . . . . . . . . . . . . . . . . .       400,110
 Management fee . . . . . . . . . . . . . . . . . . . . . . . . .       200,055

Total expenses. . . . . . . . . . . . . . . . . . . . . . . . . .       600,165

NET INVESTMENT LOSS . . . . . . . . . . . . . . . . . . . . . . .       (67,995)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (Notes A & D):
 Net realized loss on investments . . . . . . . . . . . . . . . .      (324,167)
 Change in unrealized appreciation/depreciation of investments. .   (10,409,231)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS. . . . . .   (10,733,398)


NET DECREASE IN NET ASSETS FROM OPERATIONS. . . . . . . . . . . .  $(10,801,393)


See  notes  to  financial  statements.

PC&J  PERFORMANCE  FUND
-----------------------

STATEMENTS  OF  CHANGES  IN  NET  ASSETS


                                                       For The Years Ended December 31,


                                                                2002           2001
                                                                           ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment loss . . . . . . . . . . . . . . . . . . .  $    (67,995)  $  (186,160)
 Net realized loss on investments. . . . . . . . . . . . .      (324,167)     (211,902)
 Change in unrealized appreciation/depreciation of
    investments. . . . . . . . . . . . . . . . . . . . . .   (10,409,231)   (9,529,090)

Net decrease in net assets from operations . . . . . . . .   (10,801,393)   (9,927,152)


DIVIDENDS TO SHAREHOLDERS (Note A):
 Dividends from net investment income. . . . . . . . . . .             0             0
 Dividends from net realized gain on investments . . . . .             0             0

Net decrease in net assets from dividends to shareholders.             0             0


INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
CAPITAL SHARE TRANSACTIONS (Note C). . . . . . . . . . . .      (906,141)      (62,841)


Total decrease in net assets . . . . . . . . . . . . . . .   (11,707,534)   (9,989,993)


NET ASSETS:
 Beginning of year . . . . . . . . . . . . . . . . . . . .    46,094,036    56,084,029

 End of year . . . . . . . . . . . . . . . . . . . . . . .  $ 34,386,502   $46,094,036


See  notes  to  financial  statements.

PC&J  PERFORMANCE  FUND
-----------------------

NOTES  TO  FINANCIAL  STATEMENTS
FOR  THE  YEAR  ENDED  DECEMBER  31,  2002

A.  SUMMARY  OF  SIGNIFICANT  ACCOUNTING  POLICIES
PC&J Performance Fund (the "Fund") commenced operations on December 23, 1983, as a "no-load, open-end, diversified" investment company. It is organized as an Ohio business trust and is registered under the Investment Company Act of 1940. The investment objective of the Fund is long-term growth of capital through investment in common stocks. Current income is of secondary importance. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (GAAP) requires management to make estimates or assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
(1) Security Valuations - Investments in securities traded on a national securities exchange are valued at the last sale price as of the close of New York Stock Exchange trading on the day the securities are being valued; securities traded on the over-the-counter market are valued at either the mean between the bid and ask prices or the last sale price as one or the other may be quoted by the NASDAQ System as of the close of New York Stock Exchange trading on the day the securities are being valued; securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Board of Trustees of the Fund.
(2) Federal Income Taxes - The Fund has elected to be treated as a regulated investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code and to distribute all of its net investment income and net realized gains on security transactions. Accordingly, no provision for federal income taxes has been made in the accompanying financial statements. The Fund has a capital loss carry forward of $498,448, which can be carried forward through 2010.
(3) Other - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses on sales are determined using the specific lot method. Dividends to shareholders from net investment income and net realized capital gains are declared and paid annually. Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Net investment losses, for tax purposes, are reclassified to paid in capital.
B.  INVESTMENT  ADVISORY  AGREEMENT  AND  MANAGEMENT  AGREEMENT
     The  Fund  has  an  investment  advisory  agreement  with Parker, Carlson &
Johnson,  Inc.  (the  "Adviser"),  wherein  the  Fund pays the Adviser a monthly advisory fee, accrued daily, based on an annual rate of one percent of the daily net assets of the Fund. Investment advisory fees were $400,110 for the year ended December 31, 2002.
The Fund has a management agreement with PC&J Service Corp., (the "Service Corp."), which is wholly owned by the shareholders of the Adviser. The Fund pays Service Corp. for the overall management of the Fund's business affairs, exclusive of the services provided by the Adviser, and functions as the Fund's transfer and dividend disbursing agent. Service Corp. pays all expenses of the Fund (with certain exclusions) and is entitled to a monthly fee, accrued daily, based on an annual rate of one-half of one percent of the daily net assets of the Fund. Management fees were $200,055 for the year ended December 31, 2002. Certain officers and trustees of the Fund are officers and directors, or both, of the Adviser and of Service Corp.

PC&J  PERFORMANCE  FUND
-----------------------

NOTES  TO  FINANCIAL  STATEMENTS  -  (Concluded)
FOR  THE  YEAR  ENDED  DECEMBER  31,  2002


C.     CAPITAL  SHARE  TRANSACTIONS

                             For the Year Ended         For the Year Ended
                            December  31,  2002        December  31,  2001



                            Shares      Dollars      Shares     Dollars
                           ---------  ------------  --------  ------------
Subscriptions . . . . . .   107,372   $ 2,497,168    75,862   $ 2,152,273
Reinvestment of dividends         0             0         0             0

                            107,372     2,497,168    75,862     2,152,273
Redemptions . . . . . . .  (155,584)   (3,403,309)  (77,476)   (2,215,114)

Net decrease. . . . . . .   (48,212)  $  (906,141)   (1,614)  $   (62,841)

D.  INVESTMENT  TRANSACTIONS
Securities purchased and sold (excluding short-term obligations and long-term U.S. Government securities) for the year ended December 31, 2002, aggregated $30,692,705 and $31,566,475, respectively.
At December 31, 2002, gross unrealized appreciation on investments was $4,072,829 and gross unrealized depreciation on investments was $3,373,233 for a net unrealized appreciation of $699,596 for federal income tax purposes. The difference between federal income tax cost of portfolio investments and the financial statement cost for the fund is due to certain timing differences in the recognition of capital losses under income tax regulations and GAAP.

E.  FEDERAL  TAX  DISCLOSURE
The  fund  did  not  make  any  distributions  in  2002  or  2001.


                       Tax Basis of Distributable Earnings
                             As of December 31, 2002

Undistributed
Ordinary        Undistributed    Unrealized
Income          Capital Gains   Appreciation
--------------  --------------  -------------

0 . . . . . .  $            0  $     699,596

PC&J  PERFORMANCE  FUND
-----------------------

FINANCIAL  HIGHLIGHTS




Selected  Data  for  Each  Share  of  Capital
Stock Outstanding Throughout the Year          For The Years Ended December 31,

                                        2002       2001       2000       1999      1998

NET ASSET VALUE-BEGINNING OF YEAR .  $  26.02   $  31.63   $  39.41   $ 34.23   $ 27.01

Income from investment operations:
   Net investment loss. . . . . . .     (0.07)     (0.11)     (0.16)    (0.18)    (0.11)
   Net realized and unrealized
     Gain (loss) on securities. . .     (6.00)     (5.50)     (4.86)     6.01      8.69

TOTAL FROM INVESTMENT OPERATIONS. .     (6.07)     (5.61)     (5.02)     5.83      8.58

Less dividends:
   From net investment income . . .     (0.00)     (0.00)     (0.00)    (0.00)    (0.00)
   From net realized gain
     on investments . . . . . . . .     (0.00)     (0.00)     (2.76)    (0.65)    (1.36)

TOTAL DIVIDENDS . . . . . . . . . .     (0.00)     (0.00)     (2.76)    (0.65)    (1.36)

NET ASSET VALUE-END OF YEAR . . . .  $  19.95   $  26.02   $  31.63   $ 39.41   $ 34.23



TOTAL RETURN. . . . . . . . . . . .   (23.33%)   (17.74%)   (12.80%)    17.03%    31.77%


RATIOS TO AVERAGE NET ASSETS
   Expenses . . . . . . . . . . . .      1.50%      1.50%      1.50%     1.50%     1.50%
   Net investment loss. . . . . . .    (0.17%)    (0.38%)    (0.44%)   (0.52%)   (0.38%)

Portfolio turnover rate . . . . . .     79.86%     57.58%     35.40%    23.72%    25.60%


Net assets at end of year (000's) .  $ 34,387   $ 46,094   $ 56,084   $63,003   $48,832

See  notes  to  financial  statements.

INDEPENDENT  AUDITORS'  REPORT
To  the  Shareholders  and  Board  of  Trustees  of
PC&J  Performance  Fund
We have audited the accompanying statement of assets and liabilities of PC&J Performance Fund (the "Fund"), including the schedule of investments, as of December 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the Fund's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of PC&J Performance Fund as of December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted  in  the  United  States  of  America.
DELOITTE  &  TOUCHE  LLP
February  4,  2003
Columbus,  Ohio

PC&J  PERFORMANCE  FUND
-----------------------
FUND  TRUSTEES  DISCLOSURE
The responsibility for management of the Fund is vested in its Board of Trustees, which, among other things, is empowered by the Fund's Declaration of Trust to elect officers of the Fund and contract with and provide for the compensation of agents, consultants and other professionals to assist and advise in such management.
The following table provides information regarding each Trustee who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940.



                                                                    NUMBER OF PORTFOLIOS
                                POSITION(S) IN      LENGTH OF        IN FUND COMPLEX**
NAME, AGE AND ADDRESS           FUND COMPLEX**     TIME SERVED      OVERSEEN  BY TRUSTEE
------------------------------  --------------  ------------------  --------------------

Donald N. Lorenz
26 Misty Morning Drive
Hilton Head Island, S.C. 29926
Year of Birth: 1935. . . . . .  Trustee         Trustee since 1987                     2
------------------------------  --------------  ------------------  --------------------


PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS              OTHER DIRECTORSHIPS HELD BY TRUSTEE
-----------------------------------------------------  -----------------------------------

Retired since December 1998; from December 1980 to
December 1998, Vice President-Finance and Treasurer,
Price Brothers Company (concrete pipe products) . . .  None
-----------------------------------------------------  -----------------------------------


                                                           NUMBER OF PORTFOLIOS
                       POSITION(S) IN      LENGTH OF        IN FUND COMPLEX**
NAME, AGE AND ADDRESS   FUND COMPLEX      TIME SERVED      OVERSEEN  BY TRUSTEE
---------------------  --------------  ------------------  --------------------

Thomas H. Rodgers
701 S. Ridge Avenue
Troy, Ohio 45373
Year of Birth: 1944 .  Trustee         Trustee since 1989                     2
---------------------  --------------  ------------------  --------------------


PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS                OTHER DIRECTORSHIPS HELD BY TRUSTEE
-------------------------------------------------------  -----------------------------------

Since June 2000, Vice President-General Counsel, ITW
Food Equipment Group (Illinois Tool Works Company);
from July 1986 to June 2000, President-General Counsel
and Secretary, Premark International, Inc. (Food
Equipment Group). . . . . . . . . . . . . . . . . . . .  None
-------------------------------------------------------  -----------------------------------

The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.


                                                             NUMBER OF PORTFOLIOS
                       POSITION(S) HELD      LENGTH OF        IN FUND COMPLEX**
NAME, AGE AND ADDRESS     WITH TRUST        TIME SERVED      OVERSEEN  BY TRUSTEE
---------------------  ----------------  ------------------  --------------------

Leslie O. Parker III*
300 Old Post Office
120 West Third Street  President
Dayton, Ohio  45402.   and               President and
Year of Birth: 1940.   Trustee           Trustee since 1985                     2
---------------------  ----------------  ------------------  --------------------


PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS  OTHER DIRECTORSHIPS HELD BY TRUSTEE
-----------------------------------------  -----------------------------------

Chairman of Adviser since September 1982.  None
-----------------------------------------  -----------------------------------

PC&J  PERFORMANCE  FUND
-----------------------
FUND  TRUSTEES  DISCLOSURE  (Concluded)


                                                                 NUMBER OF PORTFOLIOS
                           POSITION(S) HELD      LENGTH OF        IN FUND COMPLEX**
NAME, AGE AND ADDRESS         WITH TRUST        TIME SERVED      OVERSEEN  BY TRUSTEE
-------------------------  ----------------  ------------------  --------------------

Kathleen A. Carlson, CFA*
300 Old Post Office
120 West Third Street
Dayton, Ohio 45402. . . .  Treasurer and     Treasurer and
Year of Birth: 1955 . . .  Trustee           Trustee since 1985                     2
-------------------------  ----------------  ------------------  --------------------


PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS                OTHER DIRECTORSHIPS HELD BY TRUSTEE
-------------------------------------------------------  -----------------------------------

President and Treasurer of Adviser since September 1982  None
-------------------------------------------------------  -----------------------------------


                                                         NUMBER OF PORTFOLIOS
                        POSITION(S) HELD    LENGTH OF     IN FUND COMPLEX**
NAME, AGE AND ADDRESS      WITH TRUST      TIME SERVED   OVERSEEN  BY TRUSTEE
----------------------  ----------------  -------------  --------------------

James M. Johnson, CFA*
300 Old Post Office
120 West Third Street.  Secretary and     Secretary and
Dayton, Ohio 45402.  .  Trustee since     Trustee since
Year of Birth: 1952 .        1985             1985                          2
----------------------  ----------------  -------------  --------------------


PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS   OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------  -----------------------------------

Secretary of Adviser since September 1982.  None
------------------------------------------  -----------------------------------


* Mr. Parker, Ms. Carlson and Mr. Johnson are "interested persons" of the Trust because they are officers of the Trust and officers and shareholders of the Adviser.
**As of December 31, 2002, the term "Fund Complex" refers to the PC&J Performance Fund and the PC&J Preservation Fund.
The Statement of Additional Information includes additional information about the Trustees and is available without charge upon request, by calling toll free at (888) 223-0600.

ITEM 2. CODE OF ETHICS. Not applicable to Annual Reports for the period ended December 31, 2002.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT. Not applicable to Annual Reports for the period ended December 31, 2002.

ITEMS  4-8.  RESERVED

ITEM 9. CONTROLS AND PROCEDURES. Not applicable to Annual Reports for the period ended December 31, 2002.

ITEM 10. EXHIBITS. Certifications required by Item 10(b) of Form N-CSR are filed herewith.

                                   SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     PC&J  Performance  Fund
     -----------------------

By     /  s  /

     Kathleen  Carlson,  Treasurer

Date     February  27,  2003
         -------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By     /  s  /

     Leslie  O.  Parker  III,  President

Date     February  27,  2003
         -------------------

By     /  s  /

     Kathleen  Carlson,  Treasurer

Date     February  27,  2003
         -------------------